Related Party Disclosures - Summary Of compensation Of Key Management Personnel Of The Group (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	€ 5,592	€ 6,638	€ 7,089
Post-employment benefits	58	48	51
Share-based payments	8,698	6,050	6,847
Total compensation paid to key management personnel	€ 14,348	€ 12,736	€ 13,987